Other Comprehensive Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Changes in fair value of cash flow hedges during the period, net of tax	€ 1,982,000	€ 1,183,000	€ (789,000)
Gains (losses) on cash flow hedges, before tax	2,680,000	1,613,000	(1,357,000)
Gains (losses) on cash flow hedges, tax effect	(698,000)	(430,000)	568,000
Other comprehensive income (loss), net of tax	323,786,000	(1,285,150,000)	362,163,000
Other comprehensive income, before tax	322,807,000	(1,249,350,000)	362,117,000
Income tax relating to components of other comprehensive income	979,000	(35,800,000)	46,000
Total other comprehensive income (loss) relating to cash flow hedges, net of tax	16,826,000	19,576,000	18,072,000
Other comprehensive income, before tax, cash flow hedges	23,560,000	27,983,000	25,111,000
Income tax relating to cash flow hedges of other comprehensive income	(6,734,000)	(8,407,000)	(7,039,000)
Foreign currency translation adjustments, net of tax	327,317,000	(1,284,173,000)	368,429,000
Other comprehensive income, before tax, exchange differences on translation	327,317,000	(1,284,173,000)	368,429,000
Actuarial gain (loss) on defined benefit pension plans, net of tax	(20,357,000)	(20,553,000)	(24,338,000)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(28,070,000)	6,840,000	(31,423,000)
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	7,713,000	(27,393,000)	7,085,000
Reclassification adjustments, net of tax	(14,844,000)	(18,393,000)	(18,861,000)
Reclassification adjustments on cash flow hedges, before tax	20,880,000	26,370,000	26,468,000
Reclassification adjustments cash flow hedges, tax effect	€ (6,036,000)	€ (7,977,000)	€ (7,607,000)